Income (Loss) Per Share (Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share) (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Numerator:
Net income (loss) attributable to Stratasys Ltd.	$ (22,931)	$ (173)	$ (239,219)	$ 3,914
Adjustment of redeemable non-controlling interest to redemption amount	(1,800)		(1,800)
Net income (loss) attributable to Stratasys Ltd. for basic income (loss) per share	(24,731)	$ (173)	(241,019)	$ 3,914
Adjustment of deferred payments liability revaluation	(3,988)		(3,988)
Net income (loss) attributable to Stratasys Ltd. for diluted income (loss) per share	$ (28,719)	$ (173)	$ (245,007)	$ 3,914
Denominator:
Weighted average shares - denominator for basic net income (loss) per share	51,405	49,373	51,181	49,323
Add: Effect of dilutive securities
Additional shares from the assumed exercise of employee stock options and unvested RSUs				1,250
Held back issuable shares in connection with MakerBot				665
Shares settlement presumed for deferred payments liability	465		232
Denominator for diluted income (loss) per share	51,870	49,373	51,413	51,238
Net income (loss) per share attributable to Stratasys Ltd.
Basic	$ (0.48)	$ 0.00	$ (4.71)	$ 0.08
Diluted	$ (0.55)	$ 0.00	$ (4.77)	$ 0.08